Statutory Financial Data and Dividend Restrictions: Schedule of certain statutory basis financial information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Details
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	$ 21,111	$ 18,366
Statutory Accounting Practices, Statutory Net Income Amount	$ 1,112	$ (1,792)	$ (1,562)